Transfers of Financial Assets	12 Months Ended
Dec. 31, 2024
Transfers of Financial Assets [Abstract]
Disclosure of transfers of financial assets [text block]
20 –
Transfer of Financial Assets, Assets Pledged and Received as Collateral
The Group enters into transactions in which it transfers financial assets held on the balance sheet and as a result may either be eligible to derecognize the transferred asset in its entirety or must continue to recognize the transferred asset to the extent of any continuing involvement, depending on certain criteria. These criteria are discussed in Note 1 “Material Accounting Policies and Critical Accounting Estimates”.
Where financial assets are not eligible to be derecognized, the transfers are viewed as secured financing transactions, with any consideration received resulting in a corresponding liability. The Group is not entitled to use these financial assets for any other purposes. The most common transactions of this nature entered into by the Group are repurchase agreements, securities lending agreements and total return swaps, in which the Group retains substantially all of the associated credit, equity price, interest rate and foreign exchange risks and rewards associated with the assets as well as the associated income streams.
Information on asset types and associated transactions that did not qualify for derecognition
in € m.	Dec 31, 2024	Dec 31, 2023
Carrying amount of transferred assets
Trading securities not derecognized due to the following transactions:
Repurchase agreements	40,438	45,106
Securities lending agreements	8,313	10,155
Total return swaps	14,013	4,483
Other	2,523	5,060
Total trading securities	65,288	64,804
Other trading assets	51	138
Non-trading financial assets mandatory at fair value through profit or loss	107	203
Financial assets at fair value through other comprehensive income	5,134	7,080
Loans at amortized cost[1]	17	26
Others	4,335	8,674
Total	74,931	80,924
Carrying amount of associated liabilities	66,654	70,706

¹ Other traded loans where the associated liability is recourse only to the transferred assets had carrying value and fair value of € 0 million and € 20 million as at December 31, 2024 and December 31, 2023 respectively. The associated liabilities had the same carrying value and fair value which resulted in a net position of € 0 million and € 0 million as at December 31, 2024 and December 31, 2023 respectively
Carrying value of assets transferred to the Group has continuing involvement
in € m.	Dec 31, 2024	Dec 31, 2023
Carrying amount of the original assets transferred
Trading securities	1,073	1,043
Non-trading financial assets mandatory at fair value through profit or loss	0	317
Carrying amount of the assets continued to be recognized
Trading securities	26	28
Non-trading financial assets mandatory at fair value through profit or loss	0	16
Carrying amount of associated liabilities	52	78

The Group could retain some exposure to the future performance of a transferred asset either through new or existing contractual rights and obligations and still be eligible to derecognize the asset. This ongoing involvement will be recognized as a new instrument which may be different from the original financial asset that was transferred. Typical transactions include retaining senior notes of non-consolidated securitizations to which originated loans have been transferred; financing arrangements with structured entities to which the Group has sold a portfolio of assets; or sales of assets with credit-contingent swaps. The Group’s exposure to such transactions is not considered to be significant as any substantial retention of risks associated with the transferred asset will commonly result in an initial failure to derecognize. Transactions not considered to result in an ongoing involvement include normal warranties on fraudulent activities that could invalidate a transfer in the event of legal action, qualifying pass-through arrangements and standard trustee or administrative fees that are not linked to performance.
The impact on the Group’s Balance Sheet of on-going involvement associated with transferred assets derecognized in full
	Dec 31,2024			Dec 31,2023
in € m.	Carrying value	Fair value	Maximum Exposure to Loss¹	Carrying value	Fair value	Maximum Exposure to Loss¹
Loans at amortized cost
Securitization notes	441	397	397	389	344	344
Other	0	0	0	0	0	0
Total loans at amortized cost	441	397	397	389	344	344
Financial assets held at fair value through profit or loss
Securitization notes	0	0	0	23	23	23
Non-standard Interest Rate, cross-currency or inflation-linked swap	0	0	0	0	0	0
Total financial assets held at fair value through profit or loss	0	0	0	23	23	23
Financial assets at fair value through other comprehensive income:
Securitization notes	669	560	560	706	592	592
Other	0	0	0	0	0	0
Total financial assets at fair value through other comprehensive income	669	560	560	706	592	592
Total financial assets representing on-going involvement	1,110	957	957	1,118	959	959
Financial liabilities held at fair value through profit or loss
Non-standard Interest Rate, cross-currency or inflation-linked swap	(0)	(0)	0	0	0	0
Total financial liabilities representing on-going involvement	(0)	(0)	0	0	0	0

[1] The maximum exposure to loss is defined as the carrying value plus the notional value of any undrawn loan commitments not recognized as liabilities
The impact on the Group’s Statement of Income of on-going involvement associated with transferred assets derecognized in full
	Dec 31,2024			Dec 31,2023
in € m.	Year-to- date P&L	Cumulative P&L	Gain/(loss) on disposal	Year-to- date P&L	Cumulative P&L	Gain/(loss) on disposal
Securitization notes	50	220	25	48	164	7
Non-standard Interest Rate, cross-currency or inflation-linked swap	(0)	(0)	0	0	0	0
Net gains/(losses) recognized from on-going involvement in derecognized assets	50	220	25	48	164	7

The Group pledges assets primarily as collateral against secured funding and for repurchase agreements, securities borrowing agreements as well as other borrowing arrangements and for margining purposes on OTC derivative liabilities. Pledges are generally conducted under terms that are usual and customary for standard securitized borrowing contracts and other transactions described. As at December 31, 2024 the bank had securitized loans of € 11 billion and the secured own bonds were pledged as collateral into various market standard securities financing transactions. The encumbered loans below include these balances.
Carrying value of the Group’s assets pledged as collateral for liabilities or contingent liabilities[1]
in € m.	Dec 31, 2024	Dec 31, 2023
Financial assets at fair value through profit or loss	58,749	55,166
Financial assets at fair value through other comprehensive income	5,263	7,222
Loans	41,758	54,148
Other	4,462	9,610
Total	110,231	126,146

[1] Excludes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities
Total assets pledged to creditors available for sale or repledge[1]
in € m.	Dec 31, 2024	Dec 31, 2023
Financial assets at fair value through profit or loss	55,310	57,143
Financial assets at fair value through other comprehensive income	5,013	7,073
Loans	4,618	5,428
Other	2,904	7,815
Total	67,845	77,459

[1] Includes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities
The Group receives collateral primarily in reverse repurchase agreements, securities lending agreements, derivatives transactions, customer margin loans and other transactions. These transactions are generally conducted under terms that are usual and customary for standard secured lending activities and the other transactions described. The Group, as the secured party, has the right to sell or re-pledge such collateral, subject to the Group returning equivalent securities upon completion of the transaction. This right is used primarily to cover short sales, securities loaned and securities sold under repurchase agreements.
Fair Value of collateral received
in € m.	Dec 31, 2024	Dec 31, 2023
Securities and other financial assets accepted as collateral	479,022	379,573
Of which:
Collateral sold or repledged	366,245	324,757